Registration No. 033-59474

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549
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FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 264
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 264
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PRINCIPAL FUNDS, INC.
(Exact name of Registrant as specified in Charter)
711 High Street
Des Moines, IA 50392
(Address of principal executive offices)
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Telephone Number (515) 247-5419
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Laura B. Latham
The Principal Financial Group
Des Moines, Iowa 50392

(Name and address of agent for service)
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Approximate Date of Proposed Public Offering: Immediately
It is proposed that this filing will become effective (check appropriate box)
XX     immediately upon filing pursuant to paragraph (b)
____    on (date) pursuant to paragraph (b)
____    60 days after filing pursuant to paragraph (a)
____    on (date) pursuant to paragraph (a)
____    75 days after filing pursuant to paragraph (a)(2)
____    on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:

____	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Institutional Class Shares
EXPLANATORY NOTE
This filing relates to the Registrant’s prospectus dated June 12, 2019 for the Small-MidCap Growth Fund's Institutional Class shares, which were included in post‑effective amendment number 263 (as filed on June 10, 2019, SEC Accession No. 0000898745-19-000437), and is filed for the purpose of submitting interactive data files.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and  has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the city of Des Moines and State of Iowa, on the 1st day of July, 2019.

Principal Funds, Inc. (Registrant) /s/ M. J. Beer _____________________________________ M. J. Beer Director, President and Chief Executive Officer

Attest: /s/ B. C. Wilson ______________________________________ B. C. Wilson Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
Signature	Title	Date

/s/ M. J. Beer __________________________ M. J. Beer	Director, President and Chief Executive Officer (Principal Executive Officer)	July 1, 2019

/s/ T. W. Bollin __________________________ T. W. Bollin	Chief Financial Officer (Principal Financial Officer)	July 1, 2019

/s/ S. L. Reece __________________________ S. L. Reece	Vice President and Controller (Controller)	July 1, 2019

(E. Ballantine)* __________________________ E. Ballantine	Director	July 1, 2019

(L. T. Barnes)* __________________________ L. T. Barnes	Director	July 1, 2019

(C. Damos)* __________________________ C. Damos	Director	July 1, 2019

(T. M. Dunbar)* __________________________ T. M. Dunbar	Director	July 1, 2019

(M. A. Grimmett)* __________________________ M. A. Grimmett	Director	July 1, 2019

(P. G. Halter)* __________________________ P. G. Halter	Director	July 1, 2019

(F. S. Hirsch)* __________________________ F. S. Hirsch	Director	July 1, 2019

(T. Huang)* __________________________ T. Huang	Director	July 1, 2019

(K. McMillan)* __________________________ K. McMillan	Director	July 1, 2019

(E. Nickels)* __________________________ E. Nickels	Director	July 1, 2019

(M. M. VanDeWeghe)* __________________________ M. M. VanDeWeghe	Director	July 1, 2019

* Pursuant to Power of Attorney appointing M. J. Beer
Previously filed as Ex-99(j)(3) on 12/29/2014 (Accession No. 000898745-14-001274); filed for E. Nickels as Ex-99(j)(3) on 12/21/2015 (Accession No. 0000898745-15-000800); filed for P. G. Halter as Ex-99(j)(3) on 12/15/2017 (Accession No. 0000898745-17-001335); filed for M. M. VanDeWeghe as Ex-99(j)(3) on 06/13/2018 (Accession No. 0000898745-18-000440); filed for T. M. Dunbar as Ex-99(j)(3) on 06/10/2019 (Accession No. 0000898745-19-000437).

Exhibit No.	Exhibits

Ex-101.INS	XBRL Instance Document

Ex-101.SCH	XBRL Taxonomy Extension Schema Document

Ex-101.CAL	XBRL Taxonomy Extension Calculations Linkbase Document

Ex-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document

Ex-101.LAB	XBRL Taxonomy Extension Label Linkbase Document

Ex-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document